Schedule of Options Remain Outstanding (Details) - 2019 Stock Incentive Plan [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, outstanding	13,077,060	12,042,060	13,815,048	13,479,874
Number of stock options, exercisable	11,823,588	11,701,248
Stock Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.25	$ 0.25
Date	October 2026	October 2026
Number of stock options, outstanding	300,000	300,000
Number of stock options, exercisable	141,667	116,667
Vesting condition	One year vesting	One year vesting
Stock Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.25	$ 0.25
Date	November 2026	November 2026
Number of stock options, outstanding	300,000	300,000
Number of stock options, exercisable	300,000	300,000
Vesting condition	One year vesting	One year vesting
Stock Option Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.65	$ 0.65
Date	February 2029	February 2029
Number of stock options, outstanding	12,548	12,548
Number of stock options, exercisable	12,548	12,548
Vesting condition	One year vesting	One year vesting
Stock Option Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.65	$ 0.65
Date	February 2029	February 2029
Number of stock options, outstanding	76,009	76,009
Number of stock options, exercisable	76,009	76,009
Vesting condition	Immediate vesting	Immediate vesting
Stock Option Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.65	$ 0.65
Date	February 2029	February 2029
Number of stock options, outstanding	2,560,083	2,560,083
Number of stock options, exercisable	2,560,083	2,560,083
Vesting condition	Three year vesting	Three year vesting
Stock Option Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.65	$ 0.65
Date	February 2029	February 2029
Number of stock options, outstanding	6,274	6,274
Number of stock options, exercisable	6,274	6,274
Vesting condition	Immediate vesting	Immediate vesting
Stock Option Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.65	$ 0.65
Date	February 2029	February 2029
Number of stock options, outstanding	264,836	264,836
Number of stock options, exercisable	264,836	264,836
Vesting condition	Immediate vesting	Immediate vesting
Stock Option Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.65	$ 0.65
Date	July 2029	July 2029
Number of stock options, outstanding	2,824,918	2,824,918
Number of stock options, exercisable	2,824,918	2,824,918
Vesting condition	Immediate vesting	Immediate vesting
Stock Option Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15	$ 0.15
Date	October 2029	October 2029
Number of stock options, outstanding	60,000	60,000
Number of stock options, exercisable	60,000	45,000
Vesting condition	One year vesting	One year vesting
Stock Option Ten [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15	$ 0.15
Date	November 2029	November 2029
Number of stock options, outstanding	1,985,000	1,985,000
Number of stock options, exercisable	1,985,000	1,985,000
Vesting condition	One year vesting	One year vesting
Stock Option Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15	$ 0.15
Date	November 2029	November 2029
Number of stock options, outstanding	1,957,500	1,957,500
Number of stock options, exercisable	1,957,500	1,957,500
Vesting condition	One year vesting	One year vesting
Stock Option Twelve [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.01	$ 0.01
Date	October 2030	October 2030
Number of stock options, outstanding	887,112	887,112
Number of stock options, exercisable	887,112	887,112
Vesting condition	One year vesting	One year vesting
Stock Option Thirteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 1.05	$ 1.05
Date	October 2031	October 2031
Number of stock options, outstanding	31,369	31,369
Number of stock options, exercisable	31,369	31,369
Vesting condition	Immediate vesting	Immediate vesting
Stock Option Fourteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15	$ 0.15
Date	July 2034	July 2034
Number of stock options, outstanding	66,667	66,667
Number of stock options, exercisable	66,667	66,667
Vesting condition	Immediate vesting	Immediate vesting
Stock Option Fifteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15	$ 0.15
Date	July 2034	July 2034
Number of stock options, outstanding	66,667	66,667
Number of stock options, exercisable	66,667	66,667
Vesting condition	One year vesting	One year vesting
Stock Option Sixteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15	$ 0.15
Date	July 2034	July 2034
Number of stock options, outstanding	200,000	200,000
Number of stock options, exercisable	111,111	94,444
Vesting condition	Three year vesting	Three year vesting
Stock Option Seventeen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.20	$ 0.20
Date	January 2035	January 2035
Number of stock options, outstanding	443,077	443,077
Number of stock options, exercisable	443,077	406,154
Vesting condition	One year vesting	One year vesting
Stock Option Eighteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.25
Date	February 2035
Number of stock options, outstanding	1,035,000
Number of stock options, exercisable	28,750
Vesting condition	Three year vesting